Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Future Minimum Capital Contributions	The future minimum capital contributions to be made at the balance sheet date but not yet recognised are as follows:
2025 US$’000
Less than one year	14,197

Undiscounted Lease Payments under Operating Leases	The undiscounted lease payments under operating leases to be received after the reporting date are classified as follows:

2025 US$’000
Less than one year	145,063
One to two years	59,443
Two to five years	28,390
232,896